Share-Based Payment Transactions (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 ₪ / shares $ / shares	Dec. 31, 2019	Jun. 30, 2022 ₪ / shares shares	Dec. 31, 2021 ₪ / shares	May 31, 2020 shares	Apr. 28, 2020 ₪ / shares	May 22, 2019 shares	Apr. 04, 2019 shares	Jan. 18, 2019 shares	Nov. 28, 2013 ₪ / shares shares
Share-Based Payment Transactions (Details) [Line Items]
Granted excess years											10 years
Shares issued (in Shares)	30			30
Par value (in New Shekels per share) | ₪ / shares		₪ 0.25		₪ 0.25	₪ 0.25		₪ 0.25				₪ 25
Number of ordinary shares (in Shares)						25,000,000
Future shares (in Shares)	6,618,500
Weighted average remaining contractual life	8 years 5 months 12 days	6 years 11 months 23 days	7 years 11 months 4 days
Weighted average grant date fair value (in Dollars per share) | $ / shares	$ 0.18	₪ 0.16
Compensation costs not yet recognized (in Dollars) | $	$ 1,139
Weighted average period	2 years 9 months 25 days
Ordinary Shares [Member]
Share-Based Payment Transactions (Details) [Line Items]
Shares issued (in Shares)								45,000,000	492,308	223,810	2,500,000